Investment Strategy - Global X Funds - Global X Stablecoin & Tokenization Ecosystem ETF	Apr. 13, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund invests at least 80% of its net assets, plus borrowings for investment purposes (if any), in the securities of the Underlying Index), which may include common stocks, American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

The Underlying Index is owned and was developed by Global X Management Company LLC (the “Index Provider”), the Fund's investment adviser (the “Adviser”) and an affiliate of the Fund. The Underlying Index is administered and calculated by Mirae Asset Global Indices Pvt. Ltd. (the “Index Administrator”), an affiliate of the Index Provider and the Fund.

The Underlying Index, as presently constituted, is designed to track the performance of companies involved in the stablecoins and tokenization ecosystem. Stablecoins are digital assets designed to maintain a stable value relative to a reference asset such as fiat currency (most commonly, the U.S. dollar) and may include "payment stablecoins" as that term is defined under the Guiding and Establishing National Innovation for U.S. Stablecoins Act (the "GENIUS Act") and/or interest-bearing stablecoins which may be required to be registered as securities transactions under the federal securities laws. Tokenization refers to the process of converting ownership rights in an asset, such as a security, into a digital token recorded, transferred and managed on a blockchain or distributed ledger. Companies involved in the “Stablecoins & Tokenization Ecosystem” derive meaningful economic exposure from tokenized asset markets, including trading/distribution venues, tokenization platforms and administrators, stablecoin issuers, and infrastructure providers for payments, settlement, identity, and custody, as described below. The Fund will not invest directly in digital assets.

In constructing the Underlying Index, the Index Administrator analyzes industries and business segments within FactSet’s classification system that the Index Administrator considers to be related to the Stablecoins & Tokenization theme to create an initial universe of eligible securities. FactSet is an independent leading financial data provider that maintains a comprehensive structured taxonomy designed to offer precise classification of global companies and their individual business units. Companies that are classified as “Pure-Play Companies” or “Diversified-Play Companies” (as defined below) based on their revenues from or business operations in the following sub-themes will be evaluated for inclusion in the initial universe:

•Token Distributors: Companies engaged in facilitating tokenized asset trading as an exchange or brokerage, or firms holding a significant share of corporate reserves in programmable tokens.

•Asset Tokenizers: Companies engaged in managing tokenized assets or offering tokenization services i.e., companies that structure, issue, and manage on-chain representations of real-world assets.

•Stablecoin Issuers: Companies engaged in issuing stablecoins i.e. companies that mint, redeem, and manage fiat-backed stablecoins, with defined reserve policies, transparency/attestation regimes, and clear redemption mechanics.

•Digital Asset Infrastructure: Companies engaged in developing infrastructure for token-based payments, settlements, or stablecoin-related activities, and/or providing institutional-grade digital-asset custody.

To be a part of the initial universe, companies must meet certain minimum market capitalization and liquidity criteria, as determined by the Index Administrator. As of March 31, 2026, companies must have a minimum market capitalization of $500 million and an average daily turnover for the last 6 months greater than or equal to $2 million for inclusion in the initial universe. Newly listed securities may be considered for inclusion subject to certain criteria related to trading history, number of days traded and market capitalization, determined by the Index Administrator. Additionally, to be eligible for inclusion in the initial universe, companies must be listed in developed market countries, as classified by the Index Provider. As of March 31, 2026, companies must have a minimum of 10% of their outstanding shares available for public investment. The Underlying Index then follows a rules-based methodology as described below.

To be considered for inclusion in the Underlying Index, companies must either (i) generate at least 50% of their revenues from one or more of the stated business activities of the above sub-themes (“Pure-Play Companies”), in aggregate, as determined by the Index Administrator or (ii) generate revenue from one or more of the stated business activities of the above sub-themes in an amount less than 50% of the total revenues and have meaningful business operations in one or more of the business activities outlined in the sub-themes (“Diversified-Play Companies”), as determined by the Index Administrator based on data from Investor Relations sources, including annual and quarterly reports, management presentations, company websites, analyst calls, and press releases such that continued revenues may be reasonably expected, as determined by the Index Administrator. From this screened universe, the final 30 constituents are selected, comprising the top 20 Pure-Play Companies and the top 10 Diversified-Play Companies by market capitalization. The aggregate weight of all securities classified as Diversified-Play Companies will be capped at 10%, provided, however, that if this limit prevents the methodology from satisfying all weighting rules concurrently, the cap may be raised in increments of 5% until all such rules can be simultaneously met.

The Underlying Index is weighted according to a modified capitalization weighting methodology and is reconstituted and re-weighted on a quarterly basis. The modified capitalization weighting seeks to weight constituents based on their “free float” market capitalization subject to caps on the weights of the individual securities. Free float market capitalization measures a company’s market capitalization discounted by the percentage of its shares readily available to be traded by the general public in the open market (“free float”). At each rebalance, the maximum weight of an individual security is capped at 8% for Pure-Play Companies and 4% for Diversified-Play Companies. Modified capitalization weighting is expected to limit the Fund’s exposure to the largest market capitalization companies in the Underlying Index. The Underlying Index may include large-, mid- or small-capitalization companies; however, the Underlying Index is not required to reflect any one or all market capitalizations. As of March 31, 2026, the Underlying Index had 30 constituents. The Fund's investment objective and Underlying Index may be changed without shareholder approval.
The Underlying Index is created and sponsored by the Index Provider. Any determinations related to the constituents of the Underlying Index are made by the Index Administrator and are independent of the Fund's portfolio managers. The Index Administrator determines the composition and relative weightings of the securities in the Underlying Index.

The Adviser uses an indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of March 31, 2026, the Underlying Index was concentrated in the Capital Markets industry and had significant exposure to the Financials sector.
The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests at least 80% of its net assets, plus borrowings for investment purposes (if any), in the securities of the Underlying Index), which may include common stocks, American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.
Strategy Portfolio Concentration [Text]	The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of March 31, 2026, the Underlying Index was concentrated in the Capital Markets industry and had significant exposure to the Financials sector.